CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net (loss) income for the year	$ (20,268)	$ 1,399	$ (23,407)
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	6,145	(1,205)	1,136
Reclassification adjustment for exchange differences to consolidated statements of operations for subsidiaries deconsolidated			9
Net exchange difference	6,145	(1,205)	1,145
Fair value gain (loss) on securities at fair value through other comprehensive income	323	387	(920)
Reclassification of impairment charge to consolidated statements of operations		3
Net fair value gain (loss) on securities at fair value through other comprehensive income	323	390	(920)
Other comprehensive loss (income)	6,468	(815)	225
Total comprehensive (loss) income for the year	(13,800)	584	(23,182)
Comprehensive (gain) loss attributable to non-controlling interests	(837)	138	(382)
Comprehensive (loss) income attributable to owners of the parent company	$ (14,637)	$ 722	$ (23,564)